Cover	Jun. 23, 2025
Cover [Abstract]
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 23, 2025
Entity File Number	001-08675
Entity Incorporation State Country Code	MT
Entity Tax Identification Number	81-0305822
Entity Address Address Line 1	4438 W. Lovers Lane
Entity Address Address Line 2	Unit 100
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75209
City Area Code	406
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	606-4117
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE